Stock-Based Compensation (Schedule Of Aggregate Intrinsic Value Of Outstanding And Exercisable Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Outstanding and exercisable	$ 2,697	$ 3,186	$ 1,695
Exercised	$ 1,949	$ 1,689	$ 294